Organization and Business Background	12 Months Ended
Dec. 31, 2025
Organization and Business Background

Note 1: Organization and Business Background

Euro Tech Holdings Company Limited (the “Company” or “CLWT”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

The Company’s principal subsidiaries at December 31, 2025 and 2024 are set out below.

Description of subsidiaries

Company name	Place of incorporation and principal place of operation	Principal activities and place of operation	Effective interest held
			2025	2024

Euro Tech (Far East) Limited	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems	100%	100%

Euro Tech Trading (Shanghai) Limited	The PRC	Inactive	100%	100%

Euro Tech Global Pte. Limited#	Singapore	Investment holding	100%	-

Yixing Pact Environmental Technology Co., Ltd.	The PRC	Design, manufacturing and operation of water and wastewater treatment and water desalination machinery and equipment	58%	58%

Pact Asia Pacific Limited	The British Virgin Islands	Sale of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services	58%	58%

PACT Environmental Technology Pte. Ltd.	Singapore	Marketing and provision of after sales services of ballast water treatment systems and customized industrial wastewater solutions, equipment fabrication	58%	58%

Non-consolidating affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd (“Blue Sky”) *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted	19.42%	19.42%

# This company was incorporated on March 3, 2025.

* The Company’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Company has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

The Company and its subsidiaries are hereinafter referred to as (the “Group”).

ZHEJIANG TIANLAN [Member]
Organization and Business Background
1.	Organization and business

Zhejiang Tianlan Environmental Protection Technology Company Limited (the “Company”) was incorporated in Hangzhou City, Zhejiang Province, the People’s Republic of China (“PRC”) on May 18, 2000. The Company is a limited liability company limited by shares with an operating period up to long term.

The Company provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

The Company has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018 and suspended trading from November 24, 2020 and resumed trading on January 6, 2021.

The Group’s principal subsidiaries at December 31, 2025 and 2024 are set out below.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2025	2024

Zhejiang Tianlan Environmental Protection Engineering Company Limited	100%*	100%*	PRC	Design, general contract, installation and operating management of environmental protection projects

Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	38.25%	38.25%	PRC	Manufacturing of environmental protection equipment
Hangzhou Tiancan Environmental Technology Company Limited	80%	80%	PRC	Manufacturing of environmental protection equipment
Hangzhou Zhongyi Ecological and Environmental Consulting Company Limited	40.1%**	40.1%**	PRC	Consultation services of environmental protection projects
Xuancheng Lanjing Environmental Protection Equipment Co., Ltd	19.51%	-	PRC	Manufacturing and installation services of environmental protection equipment

* This company was acquired in August 2020.

** This company was acquired in April 2023.